ORGANIZATION - Narrative (Details) item in Thousands, project in Millions	12 Months Ended
Dec. 31, 2020 category item project
Noncontrolling Interest [Line Items]
Number of service categories | category	500
Number of service professionals | item	240
Number of projects | project	32
ANGI Homeservices
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	84.30%
Voting interest (as a percent)	98.20%
Vimeo
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	93.20%
Vimeo | Common Stock
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	89.70%
Vimeo | Class B Common Stock
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	97.60%